Employee costs and share plans for employees - Share plans (Details)	12 Months Ended
Dec. 31, 2023
AstraZeneca Deferred Bonus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred Bonus Plan Deferral Period	3 years